NATURE OF OPERATIONS AND GOING CONCERN	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1.	NATURE OF OPERATIONS AND GOING CONCERN

Western Magnesium Corporation (the “Company”, or “WMC”) was incorporated under the laws of British Columbia on March 24, 1966. On May 14, 2019, the Company discontinued from the jurisdiction of the Business Corporations Act (British Columbia) and domesticated under the General Corporation Law of the State of Delaware under the name “Western Magnesium Corporation”. The Company is a reporting issuer in Canada and in the United States, listed for trading in Canada on the TSX Venture Exchange (the “TSX-V”) under the symbol “WMG.V”, in the United States on the OTCQB tier of the OTC Markets (the “OTCQB”) under the symbol “MLYF”, and in Germany on the Frankfurt Stock Exchange under the symbol “3WM”. The Company has developed proprietary magnesium production technology with the aim of becoming a premier low-cost producer of green primary magnesium metal.

As at April 30, 2022, the Company had an accumulated deficit of $65,894,907 (October 31, 2021 – $52,129,621) and working capital deficiency of $7,172,573 (October 31, 2021 – $9,657,316). For the six months ended April 30, 2022, the Company reported a comprehensive loss of $13,551,323 (2021 – $2,745,438). The Company has not yet achieved profitable operations and expects to incur further losses from operations. The Company has financed its activities and operations through equity issuances and debt financing and expects to continue to do so to the extent such financing is available. There can be no assurance that such financing will be available under terms acceptable to the Company or at all.

These unaudited condensed consolidated financial statements (the “Financial Statements”) have been prepared under the assumption that the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will be able to meet its obligations and continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Management believes that the going concern assumption is appropriate for these Financial Statements based on its continuing ability to raise financings through share and debt issuances. If future financing is unavailable or if for any reason the Company is unable to continue as a going concern, it could impact the Company’s ability to realize its assets at their recognized values and to meet its obligations in the ordinary course of business at the amounts stated in these Financial Statements. These Financial Statements do not give effect to adjustments that would be necessary to the carrying values and classifications of assets and liabilities should the Company be unable to continue as a going concern. If the going concern assumption is not used, the adjustments required to report the Company’s assets and liabilities on a liquidation basis could be material to these Financial Statements.

The Company’s management has evaluated whether there is substantial doubt about the Company’s ability to continue as a going concern and has determined that substantial doubt existed as of April 30, 2022. This determination was based on the following factors: (i) the Company used cash of approximately $4.0 million in operations during the six months ended April 30, 2022; (ii) the Company’s available cash as of April 30, 2022 will not be sufficient to fund its anticipated level of operations for the next 12 months; (iii) the Company will require additional financing for the fiscal year ending October 31, 2022 to continue at its expected level of operations; and (iv) if the Company fails to obtain the needed capital, it will be forced to delay, scale back, or eliminate some or all of its development activities or perhaps cease operations. In the opinion of management, these factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern for at least one year from the date of these Financial Statements are issued.

In March 2020, the World Health Organization declared COVID-19 a global pandemic. In order to combat the spread of COVID-19, governments worldwide, including the Unites States and Canada, have enacted emergency measures including travel bans, legally enforced or self-imposed quarantine periods, social distancing and business and organization closures. These measures have adversely affected workforces, economies, and financial markets globally, leading to an economic downturn. The impact on the Company has not been significant but could affect the Company’s ability to raise financings in the future and restrict travel. Management continues to monitor the situation.

1.	NATURE OF OPERATIONS AND GOING CONCERN

Western Magnesium Corporation (the “Company”, or “WMC”) was incorporated under the laws of British Columbia on March 24, 1966. On May 14, 2019, the Company discontinued from the jurisdiction of the Business Corporations Act (British Columbia) and domesticated under the General Corporation Law of the State of Delaware under the name “Western Magnesium Corporation”. The Company is a reporting issuer in Canada and in the United States, listed for trading in Canada on the TSX Venture Exchange (the “TSX-V”) under the symbol “WMG.V”, in the United States on the OTCQB tier of the OTC Markets (the “OTCQB”) under the symbol “MLYF”, and in Germany on the Frankfurt Stock Exchange under the symbol “3WM”. The Company has developed proprietary magnesium production technology with the aim of becoming a premier low-cost producer of green primary magnesium metal.

As at October 31, 2021, the Company had an accumulated deficit of $52,129,621 (October 31, 2020 – $28,580,009) and working capital deficiency of $9,657,316 (October 31, 2020 – $2,392,189). For the year ended October 31, 2021, the Company reported a comprehensive loss of $23,827,678 (2020 – $4,749,411). The Company is considered to be in the development stage. It has not yet achieved profitable operations and expects to incur further losses in the development of its business. The Company has financed its activities and operations through equity issuances and debt financing and expects to continue to do so to the extent such instruments are issuable under terms acceptable to the Company and until such time as its operations provide positive cash flows.

These consolidated financial statements (the “Financial Statements”) have been prepared under the assumption that the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will be able to meet its obligations and continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Management believes that the going concern assumption is appropriate for these Financial Statements based on its continuing ability to raise financings through share and debt issuances. If future financing is unavailable or if for any reason the Company is unable to continue as a going concern, it could impact the Company’s ability to realize its assets at their recognized values and to meet its obligations in the ordinary course of business at the amounts stated in these Financial Statements. These Financial Statements do not give effect to adjustments that would be necessary to the carrying values and classifications of assets and liabilities should the Company be unable to continue as a going concern. If the going concern assumption is not used, the adjustments required to report the Company’s assets and liabilities on a liquidation basis could be material to these Financial Statements. These factors indicate the existence of a material uncertainty that cast substantial doubt on the Company’s ability to continue as a going concern.

In March 2020, the World Health Organization declared COVID-19 a global pandemic. In order to combat the spread of COVID-19, governments worldwide, including the Unites States and Canada, have enacted emergency measures including travel bans, legally enforced or self-imposed quarantine periods, social distancing and business and organization closures. These measures have adversely affected workforces, economies, and financial markets globally, leading to an economic downturn. The impact on the Company has not been significant but could affect the Company’s ability to raise financings in the future and restrict travel. Management continues to monitor the situation.

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated